Related Party Transactions (Details) - Schedule of accounts receivables from related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of accounts receivables from related parties [Line Items]
Accounts receivables – related parties, net
Less: Allowance for credit losses		(126,089)
Like [Member]
Related Party Transactions (Details) - Schedule of accounts receivables from related parties [Line Items]
Accounts receivables – related parties, net		96,580
Quanmin Chongai [Member]
Related Party Transactions (Details) - Schedule of accounts receivables from related parties [Line Items]
Accounts receivables – related parties, net		$ 29,509